Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2023
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Disclosure of investments in associates and joint ventures

	2023			2022
	Associates	Joint ventures	Total	Associates	Joint ventures	Total
	£m	£m	£m	£m	£m	£m
Equity accounted	670	209	879	695	227	922
Held at fair value through profit or loss	—	516	516	—	435	435
Total	670	725	1,395	695	662	1,357

Summarised financial information, equity accounted associates and joint ventures

	Associates			Joint ventures
	2023	2022	2021	2023	2022	2021
	£m	£m	£m	£m	£m	£m
Profit/(loss) from continuing operations	(10)	(21)	219	1	26	35
Other comprehensive income/(loss)	—	—	1	(3)	1	5
Total comprehensive income/(loss) from continuing operations	(10)	(21)	220	(2)	27	40